Risks Arising from Financial Instruments - Summary of Allowance for Impairment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses		$ 66
Impairment losses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Beginning balance	$ (438)	(462)	$ (416)
Impairment losses	(53)	(56)	(54)
Derecognition	64	24	26
Currency translation and other	(40)	55	(18)
Ending balance	$ (468)	$ (438)	$ (462)